Related Party Transactions (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 24, 2019 USD ($)
Related Party Transactions (Details) [Line Items]
Related party transaction, expenses from transactions with related party		$ 35,000,000	$ 100,000	$ 100,000
Notes payable, related parties			$ 400,000		$ 400,000
Notes payable, related parties, interest rate, stated percentage			2.38%
Notes payable, related parties, accrued interest				$ 15,000
Notes payable, related parties, number of notes payable converted | note_payable				34
Temporary equity, conversion of convertible securities				$ 18,900,000
Temporary equity, conversion of convertible securities				19,664,000
Due to employees			$ 0	$ 100,000
Affiliated Entity [Member]
Related Party Transactions (Details) [Line Items]
Related party transaction, expenses from transactions with related party	$ 200,000	$ 200,000